                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 1999
                                   -------------------

Check here if Amendment [ ]; Amendment Number: _____
 This Amendment (Check only one):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            JL Advisors, LLC
          ------------------------------
Address:  655 Madison Avenue, 21st Floor
          ------------------------------
                New York, NY 10021
          ------------------------------

Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Lewittes
          ------------------------------
Title:    Managing Member
          ------------------------------
Phone:    (212) 593-2729
          ------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Lewittes           New York, NY                 2/9/00
     ------------------------   -------------------------    ----------------
            [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-
        -----------------     ------------------------------------------
     [Repeat as necessary.]

                            FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             None
                                          -----------------
Form 13F Information Table Entry Total:         19
                                          -----------------
Form 13F Information Table Value Total:       109,935
                                          -----------------
                                             (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     -----        --------------------       -------------------------------

     [Repeat as necessary.]

                            Report for the Calander Year Ended December 31, 1999

                                    FORM 13F

                                                        ------------------------
                                                             (SEC USE ONLY)

                                                        ------------------------

                   Name of Reporting Manager:   JL Advisors, LLC
                                                ----------------


------------------------------------------------------------------------------------------------------------------------
                                                                                                 Item 6:
                                                                        Item 5:           Investment Discretion
          Item 1:                Item 2:        Item 3:    Item 4:     Shares of  --------------------------------------
      Name of Issuer          Title of Class    CUSIP    Fair Market   Principal              (b) Shared-
                                                Number      Value       Amount     (a) Sole   As Defined    (c) Shared-
                                                                                              In Instr. V      Other
------------------------------------------------------------------------------------------------------------------------
Advanced Radio Telecom Corp   COM             00754U101 $  2,381,250     100,000      X
AT&T Corp                     COM LIB GRP A   001957208 $  9,942,188     175,000      X
Cable & Wireless Pub Ltd Co   SPONSORED ADR   126830207 $ 11,249,219     212,500      X
Cabletron Sys Inc             COM             126920107 $  1,300,000      50,000      X
Cendant Corp                  COM             151313103 $  5,976,563     225,000      X
Citizens Utils Co Del         CL B            177342201 $ 13,828,556     974,700      X
Comdisco Inc                  COM             200336105 $  5,200,733     139,617      X
Dun & Bradstreet Corp         COM             26483B106 $  5,298,230     179,601      X
Earthgrains Co                COM             270319106 $  1,612,500     100,000      X
El Paso Elec Co               COM             283677854 $  5,411,692     551,510      X
Flowers Inds Inc              COM             343496105 $  1,812,588     113,731      X
Global LI Telecommunications  COM             37934X100 $  5,926,264     478,690      X
GST Telecommunications Inc    COM             361942105 $  2,245,987     247,833      X
Methode Electrs Inc           CL A            591520200 $  3,040,000      95,000      X
MGC Communication Inc         COM             552763302 $  9,726,338     193,600      X
Price Communications Corp     COM NEW         741437305 $  3,996,406     143,691      X
TCI Satellite Emlmt Inc       CL A            872298104 $  8,070,192     506,365      X
Western Wireless Corp         CL A            95988E204 $  9,554,025     143,400      X
Williams Cos Inc Del          COM             959457100 $  3,361,675     110,000      X


COLUMN TOTALS                                           $109,934,606

------------------------------------------------------------------------------

                                                          Item 8:
          Item 1:               Item 7:          Voting Authority (Shares)
      Name of Issuer            Managers    ----------------------------------
                              See Instr. V   (a) Sole   (b) Shared   (c) None

------------------------------------------------------------------------------
Advanced Radio Telecom Corp                     X
AT&T Corp                                       X
Cable & Wireless Pub Ltd Co                     X
Cabletron Sys Inc                               X
Cendant Corp                                    X
Citizens Utils Co Del                           X
Comdisco Inc                                    X
Dun & Bradstreet Corp                           X
Earthgrains Co                                  X
El Paso Elec Co                                 X
Flowers Inds Inc                                X
Global LI Telecommunications                    X
GST Telecommunications Inc                      X
Methode Electrs Inc                             X
MGC Communication Inc                          X
Price Communications Corp                       X
TCI Satellite Emlmt Inc                         X
Western Wireless Corp                           X
Williams Cos Inc Del                            X


COLUMN TOTALS